Remuneration of Directors and Senior Management (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Non-management directors
Disclosure of transactions between related parties [line items]
Fees earned and salary	$ 3	$ 3	$ 3
Senior management
Disclosure of transactions between related parties [line items]
Fees earned and salary	2	2	2
Common stock option based awards	7	11	13
Annual incentive plans	6	6	5
Long-term incentive plans	19	20	19
Total	$ 34	$ 39	$ 39